UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                             Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number      Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2 relating to the December 26, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                  December 26, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                    10
Delinquency Trend Group                                                      11
Bankruptcies                                                                 12
Foreclosures                                                                 13
REO Properties                                                               14
REO Property Scheduled Balance                                               15
Principal Payoffs by Group occurred in this Distribution                     15
Realized Loss Group Report                                                   17


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


                                  J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       267,476,000.00     167,171,187.90  6,542,151.39     740,661.24     7,282,812.63      0.00        0.00      160,629,036.51
A2       205,034,000.00      56,722,465.86 16,241,924.82     246,285.80    16,488,210.62      0.00        0.00       40,480,541.04
A3       221,945,000.00     221,945,000.00          0.00     983,339.65       983,339.65      0.00        0.00      221,945,000.00
A4        25,365,000.00      25,365,000.00          0.00     114,015.68       114,015.68      0.00        0.00       25,365,000.00
M1        46,966,000.00      46,966,000.00          0.00     214,138.87       214,138.87      0.00        0.00       46,966,000.00
M2        34,505,000.00      34,505,000.00          0.00     157,879.54       157,879.54      0.00        0.00       34,505,000.00
M3        21,087,000.00      21,087,000.00          0.00      96,654.61        96,654.61      0.00        0.00       21,087,000.00
M4        17,732,000.00      17,732,000.00          0.00      82,847.84        82,847.84      0.00        0.00       17,732,000.00
M5        16,773,000.00      16,773,000.00          0.00      78,637.42        78,637.42      0.00        0.00       16,773,000.00
M6        15,815,000.00      15,815,000.00          0.00      75,419.98        75,419.98      0.00        0.00       15,815,000.00
M7        14,377,000.00      14,377,000.00          0.00      74,353.05        74,353.05      0.00        0.00       14,377,000.00
M8        13,419,000.00      13,419,000.00          0.00      71,560.55        71,560.55      0.00        0.00       13,419,000.00
M9        10,064,000.00      10,064,000.00          0.00      61,776.19        61,776.19      0.00        0.00       10,064,000.00
M10       10,543,000.00      10,543,000.00          0.00      66,415.04        66,415.04      0.00        0.00       10,543,000.00
M11        9,585,000.00       9,585,000.00          0.00      60,380.18        60,380.18      0.00        0.00        9,585,000.00
P                100.00             100.00          0.00     187,860.41       187,860.41      0.00        0.00              100.00
R                  0.00               0.00          0.00           0.00             0.00      0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   930,686,100.00     682,069,753.76  22,784,076.21  3,312,226.05    26,096,302.26      0.00        0.00      659,285,677.55
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         958,481,913.00      709,865,729.01        0.00         1,175,718.83     1,175,718.83   0.00       0.00     687,081,652.81
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                         BEGINNING                                                                    ENDING             PASS-THRU
 CLASS        CUSIP      PRINCIPAL        PRINCIPAL            INTEREST                TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46626LGX2      624.99509451    24.45883515        2.76907551       27.22791065       600.53625937        5.500000%
A2          46626LGY0      276.64907215    79.21576334        1.20119492       80.41695826       197.43330882        5.390000%
A3          46626LGZ7    1,000.00000000     0.00000000        4.43055554        4.43055554     1,000.00000000        5.500000%
A4          46626LHA1    1,000.00000000     0.00000000        4.49500020        4.49500020     1,000.00000000        5.580000%
M1          46626LHB9    1,000.00000000     0.00000000        4.55944449        4.55944449     1,000.00000000        5.660000%
M2          46626LHC7    1,000.00000000     0.00000000        4.57555543        4.57555543     1,000.00000000        5.680000%
M3          46626LHD5    1,000.00000000     0.00000000        4.58361123        4.58361123     1,000.00000000        5.690000%
M4          46626LHE3    1,000.00000000     0.00000000        4.67222197        4.67222197     1,000.00000000        5.800000%
M5          46626LHF0    1,000.00000000     0.00000000        4.68833363        4.68833363     1,000.00000000        5.820000%
M6          46626LHG8    1,000.00000000     0.00000000        4.76888903        4.76888903     1,000.00000000        5.920000%
M7          46626LHH6    1,000.00000000     0.00000000        5.17166655        5.17166655     1,000.00000000        6.420000%
M8          46626LHJ2    1,000.00000000     0.00000000        5.33277815        5.33277815     1,000.00000000        6.620000%
M9          46626LHK9    1,000.00000000     0.00000000        6.13833367        6.13833367     1,000.00000000        7.620000%
M10         46626LHL7    1,000.00000000     0.00000000        6.29944418        6.29944418     1,000.00000000        7.820000%
M11         46626LHM5    1,000.00000000     0.00000000        6.29944497        6.29944497     1,000.00000000        7.820000%
P              N/A       1,000.00000000     0.00000000 1,878,604.100000001,878,604.10000000    1,000.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     732.86767016    24.48094606        3.55890783       28.03985389       708.38672411
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                           BEGINNING                                                                ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST           TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A           740.61463172     0.00000000        1.22664686        1.22664686       716.84362896          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                  J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                                        December 26, 2006

Dates:

Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/14/06
Distribution Date                                                                                                 12/26/06

Principal Funds:

Scheduled Principal Payments (Total)                                                                            361,339.41
Group 1                                                                                                         139,199.25
Group 2                                                                                                         222,140.16

Principal Prepayments (Total)                                                                                22,180,757.69
Group 1                                                                                                       6,333,265.30
Group 2                                                                                                      15,847,492.39

Curtailments (Total)                                                                                             17,580.87
Group 1                                                                                                           6,189.28
Group 2                                                                                                          11,391.59

Curtailment Interest Adjustments (Total)                                                                             10.05
Group 1                                                                                                              30.96
Group 2                                                                                                             -20.91

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                        1,351.67
Group 1                                                                                                           1,351.67
Group 2                                                                                                               0.00

Interest Funds:

Gross Interest                                                                                                4,705,246.67
Group 1                                                                                                       1,700,103.72
Group 2                                                                                                       3,005,142.95

Servicing Fees                                                                                                  295,777.38
Group 1                                                                                                         106,443.71
Group 2                                                                                                         189,333.67

Trustee Fees                                                                                                      2,366.18
Group 1                                                                                                             851.53
Group 2                                                                                                           1,514.65

Custodian Fee                                                                                                     1,183.11
Group 1                                                                                                             425.77
Group 2                                                                                                             757.33

Trust Oversight Manager Fees                                                                                      8,873.32
Group 1                                                                                                           3,193.31
Group 2                                                                                                           5,680.01

Non Recoverable Interest Advances (Total)                                                                        16,857.95
Group 1                                                                                                          16,857.95
Group 2                                                                                                               0.00

Interest Adjustments from Prior Periods                                                                               0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       35
Group 1                                                                                                                 12
Group 2                                                                                                                 23

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            6,232,211.01
Group 1                                                                                                       2,109,179.42
Group 2                                                                                                       4,123,031.59

Amount of Prepayment Penalties Collected                                                                        187,860.41
Group 1                                                                                                          66,240.47
Group 2                                                                                                         121,619.94

Available Remittance Amount                                                                                  26,938,525.08

Principal Remittance Amount (Total)                                                                          22,558,336.35
Group 1                                                                                                       6,477,333.12
Group 2                                                                                                      16,081,003.23

Interest Remittance Amount (Total)                                                                            4,380,188.73
Group 1                                                                                                       1,572,331.44
Group 2                                                                                                       2,807,857.29

Pool Detail:
Beginning Number of Loans Outstanding                                                                                3,501
Group 1                                                                                                              1,374
Group 2                                                                                                              2,127

Ending Number of Loans Outstanding                                                                                   3,402
Group 1                                                                                                              1,340
Group 2                                                                                                              2,062

Beginning Aggregate Loan Balance                                                                            709,865,729.24
Group 1                                                                                                     255,464,921.38
Group 2                                                                                                     454,400,807.86

Ending Aggregate Loan Balance                                                                               687,081,653.04
Group 1                                                                                                     248,761,888.42
Group 2                                                                                                     438,319,764.62

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                         346.36
Group 1                                                                                                             347.00
Group 2                                                                                                             346.00

Weighted Average Net Mortgage Rate                                                                                7.43303%
Group 1                                                                                                           7.46493%
Group 2                                                                                                           7.41510%

Interest Accrual Period

Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category     Number        Principal Balance    Percentage
1 Month        84            14,304,771.90        5.75%
2 Month        33             6,344,240.35        2.55%
3 Month         5             1,139,121.99        0.46%
Total         122            21,788,134.24        8.76%

Delinquent Mortgage Loans
Group 2
Category     Number        Principal Balance    Percentage
1 Month       126            24,354,724.25        5.56%
2 Month        45             8,611,266.40        1.96%
3 Month        21             1,395,331.11        0.32%
Total         192            34,361,321.76        7.84%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number    Number of Loans      Principal Balance   Percentage
      1                12              1,995,894.36         0.80%
      2                11              2,474,696.27         0.56%
Total                  23              4,470,590.63         0.65%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              3
Principal Balance of Bankruptcy Loans that are Current                                                          517,359.01
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 9
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,478,535.35
Total Number of Bankruptcy Loans                                                                                        12
Total Principal Balance of Bankruptcy Loans                                                                   1,995,894.36

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              4
Principal Balance of Bankruptcy Loans that are Current                                                          822,065.05
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 7
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,652,631.22
Total Number of Bankruptcy Loans                                                                                        11
Total Principal Balance of Bankruptcy Loans                                                                   2,474,696.27

Foreclosures
Group Number  Number of Loans     Principal Balance    Percentage
      1             45              8,226,849.22         3.31%
      2             96             27,258,879.10         6.22%
Total              141             35,485,728.32         5.16%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  2
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                              521,483.57
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               43
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          7,705,365.65
Total Number of Foreclosure Loans                                                                                       45
Total Principal Balance of Foreclosure Loans                                                                  8,226,849.22

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 4
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             872,848.53
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               92
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         26,386,030.57
Total Number of Foreclosure Loans                                                                                       96
Total Principal Balance of Foreclosure Loans                                                                 27,258,879.10

REO Properties
Group Number      Number of Loans   Principal Balance    Percentage
      1                  8           1,075,168.96           0.43%
      2                  5             966,142.44           0.22%
Total                   13           2,041,311.40           0.30%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        8
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  1,075,168.96
Total Number of REO Loans                                                                                                8
Total Principal Balance of REO Loans                                                                          1,075,168.96

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        5
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    966,142.44
Total Number of REO Loans                                                                                                5
Total Principal Balance of REO Loans                                                                            966,142.44

REO Property Scheduled Balance

Group Number    Loan Number  REO Date    Schedule Principal Balance
      1         1000291961   04/01/2006         181,802.96
      1         5000187334   05/01/2006          60,752.15
      1         6000177174   05/01/2006          87,208.71
      1         6000183277   05/01/2006         129,106.24
      1         6000192817   04/01/2006         223,332.96
      1         6000193670   04/01/2006         151,776.25
      1         6000194032   05/01/2006         102,443.00
      1         8000067860   03/01/2006         138,746.69
      2         1000289870   02/01/2006         315,894.44
      2         6000000597   03/01/2006         218,738.20
      2         6000193804   04/01/2006         249,548.71
      2         6000195488   02/01/2006         174,358.68
      2         6000196103   02/01/2006           7,602.41
Total                                         2,041,311.40

Principal Payoffs by Group occurred in this Distribution

Group Number     Number of Loans    Principal Balance   Percentage
      1                 34            6,557,613.47        2.64%
      2                 65           15,847,532.39        3.62%
Total                   99           22,405,145.86        3.26%

Realized Loss Group Report
Group        Current         Cumulative     Ending           Balance of           Net Liquidation
Number       Loss            Loss           Balance          Liquidated Loans     Proceeds
1            224,348.17      969,764.74     248,761,888.42   0.00                 0.00
2                 40.00       93,303.21     438,319,764.62   0.00                 0.00
TOTAL        224,388.17    1,063,067.95     687,081,653.04   0.00                 0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  224,388.17
Group 1                                                                                                         224,348.17
Group 2                                                                                                              40.00

Cumulative Realized Losses - Reduced by Recoveries                                                            1,063,067.95
Group 1                                                                                                         969,764.74
Group 2                                                                                                          93,303.21

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Initial Cut-off Scheduled Balance Adjustment                                                                    401,190.94
Group 1                                                                                                         152,074.49
Group 2                                                                                                         249,116.45

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            8.65801%
32.25% of of Senior Enhancement Percentage                                                                       11.19164%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.11091%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        27,795,975.48
Ending Overcollateralization Amount                                                                          27,795,975.48
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,257,941.58
Payment to Class C                                                                                            1,175,718.83

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                            145,635.57

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                   145,635.57
Withdrawals from the Swap Account                                                                               145,635.57
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                          2,118.46
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                      2,118.46
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                        1,109.65
Class M-11                                                                                                        1,008.82

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                        1,109.65
Class M-11                                                                                                        1,008.82

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.689345

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.500000
Class A-2                                                                                                         5.390000
Class A-3                                                                                                         5.500000
Class A-4                                                                                                         5.580000
Class M-1                                                                                                         5.660000
Class M-2                                                                                                         5.680000
Class M-3                                                                                                         5.690000
Class M-4                                                                                                         5.800000
Class M-5                                                                                                         5.820000
Class M-6                                                                                                         5.920000
Class M-7                                                                                                         6.420000
Class M-8                                                                                                         6.620000
Class M-9                                                                                                         7.620000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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